Cover	May 15, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 15, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-34756
Entity Registrant Name	Tesla, Inc.
Entity Central Index Key	0001318605
Entity Tax Identification Number	91-2197729
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	1 Tesla Road
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78725
City Area Code	512
Local Phone Number	516-8177
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	TSLA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false